Cover Page	3 Months Ended
Jan. 31, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q1
Entity Registrant Name	BANK OF MONTREAL
Entity Central Index Key	0000927971
Current Fiscal Year End Date	--10-31